EQUITY ACCOUNTED INVESTMENTS - Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 123,575	$ 122,536
Total assets	132,625	131,577
Non-current liabilities	60,684	61,078
Total liabilities	84,124	82,990
Partnership’s share of net assets	18,887	19,435	$ 19,943
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Non-current assets	72,128	72,084
Current assets	3,401	4,728
Total assets	75,529	76,812
Non-current liabilities	25,405	28,411
Current liabilities	10,088	8,008
Total liabilities	35,493	36,419
Net assets	$ 40,036	$ 40,393